UA S&P 500 INDEX FUND (Prospectus Summary) | UA S&P 500 INDEX FUND
UNITED ASSOCIATION S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
The United Association S&P 500 Index Fund's (the "Fund") investment objective is to approximate, before Fund expenses, the aggregate price and dividend performance of the securities included in the S&P 500 Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses UA S&P 500 INDEX FUND		CLASS I SHARES	CLASS II SHARES
Management Fees		0.095%	0.095%
Distribution (12b-1) Fees	[1]	none	0.10%
Other Expenses		0.185%	0.195%
Total Annual Fund Operating Expenses		0.28%	0.39%
[1]	The Fund is permitted to pay its distributor up to 0.10% of the average daily net assets of the Fund that are attributable to Class II shares on an annual basis pursuant to the Fund's Rule 12b-1 Plan. During the most recently completed fiscal year, the Fund limited this amount to 0.05%.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example UA S&P 500 INDEX FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I SHARES	29	90	157	356
CLASS II SHARES	40	125	219	493

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment objective is to provide investment results that, before
Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Index. The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies. The vast majority of the
Fund's assets is invested in stocks included in the S&P 500 Index in approximately the same relative proportion as those stocks are held in the S&P
500 Index. PNC Capital Advisors, LLC (the "Adviser") does not generally
"manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). However, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, will result in net returns after expenses that may more closely approximate the returns of the S&P 500 Index.  The Adviser may use S&P 500 derivatives (derivatives designed to replicate the performance of the S&P 500
Index) in addition to or in place of S&P 500 stocks when derivatives are cheaper than actual stocks.  The value of S&P 500 derivatives closely track changes in the value of the S&P 500 Index.  The Fund may purchase a security that is scheduled to be included in the S&P 500 Index prior to the effective inclusion date. The Fund may also temporarily continue to hold a security that has been deleted from the S&P 500 Index. A diversified subset of stocks held by the Fund may have weights slightly higher or lower than those in the S&P 500
Index with the goal of adding small incremental performance relative to the S&P
500 Index. Stocks that are held in very small proportions in the S&P 500 Index may be excluded from the Fund or held short if they are expected to underperform.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its objective.  This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles and therefore, the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, the S&P 500 Index of common stocks, may underperform other equity market segments or the equity market as a whole.

Certain risks are associated with investing in futures and option contracts and other derivatives. Derivatives are often more volatile than other investments, and may magnify the Fund's gains and losses to the Fund. The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives. There is also a risk that an imperfect correlation may exist between the changes in the market value of the securities held by the Fund and the value of derivatives held by the Fund.
Additionally, derivatives can be volatile, illiquid and difficult to value.
Finally, because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put options can be more speculative than investing directly in securities.

The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the
Fund, as well as on the level of the Fund's expenses. For additional information about risks, see the Fund's SAI.
PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at WWW.UAFUND.COM or by calling 1-888-766-8043. The Fund acquired the assets and assumed the historical performance of another fund on
March 10, 2003. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund.

BEST QUARTER WORST QUARTER 15.86% (21.66)% (06/30/2009) (12/31/2008)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class I shares. After-tax returns for Class II shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns UA S&P 500 INDEX FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I SHARES	Fund Returns Before Taxes	2.02%	(0.22%)	2.91%	1.07%	Mar. 01, 2000
CLASS II SHARES	Fund Returns Before Taxes	1.97%	(0.27%)	2.83%	0.16%	Mar. 27, 2000
After Taxes on Distributions CLASS I SHARES	Fund Returns After Taxes on Distributions	1.72%	(0.52%)	2.57%	0.73%	Mar. 01, 2000
After Taxes on Distributions and Sales CLASS I SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares	1.71%	(0.21%)	2.44%	0.81%	Mar. 01, 2000
S&P 500 Index	S&P 500 Index	2.11%	(0.25%)	2.92%	0.37%	Feb. 29, 2000